Exhibit 99.8 Schedule 4

TPR Firm:			Report Date:	8/1/2024
Client Name:	Balbec Capital		Report:	Rating Agency Grades
Deal Name:	PRPM 2024-NQM3		Loans in report:	2

					INITIAL CREDIT GRADES					INITIAL COMPLIANCE GRADES					INITIAL PROPERTY GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT GRADES					FINAL COMPLIANCE GRADES					FINAL PROPERTY GRADES					FINAL OVERALL LOAN GRADES
Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P
XXX	XXX			XXX	D	D	D	D	D	A	A	A	A	A	C	C	C	C	C	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	XXX			XXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B